PENSION	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION	PENSION
The Company sponsors both funded and unfunded foreign defined benefit pension plans that cover a portion of the Company's employees, and the largest plans are closed to new participants and frozen for accrual of future service. The Company assumed the pension plans as part of the Chubb Acquisition on January 3, 2022.
Guidance under FASB ASC Topic 715, Compensation – Retirement Benefits, requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans. Under this guidance, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in other comprehensive income (loss), net of tax effects, until they are amortized as a component of net periodic benefit cost. Pension and post-retirement obligation balances and related costs reflected within the consolidated balance sheets include costs directly attributable to plans dedicated to the Company.
During 2023, an annuity purchase transaction, commonly known as a “buy-in,” was executed for the two pension plans in the United Kingdom ("U.K."). Under the terms of the insurance contracts, which were issued by a third-party insurance company with no affiliation to the Company, all pension obligations will be funded by the insurer’s annuity payments, but the plans still retain full legal responsibility to pay the benefits to plan participants using the insurance payments. As the plans maintain full legal responsibility, with the insurance contracts being assets of the plans, settlement accounting has not been applied. Given the funded status of the plans, the Company does not expect any future contributions to be required.

In July 2024, the U.K. Court of Appeal upheld a ruling in the matter of Virgin Media Limited versus NTL Pension Trustees II Limited, that certain historical amendments for contracted out defined benefit schemes were invalid if they were not accompanied by the correct actuarial confirmation, a decision that the Company was not a party to or involved in and could impact the Company's non-U.S. pension plans in the U.K. The Company has not identified any benefit uncertainties for which the potential impact would need to be considered and will continue to monitor this development during 2025 and beyond.

	December 31,
	2024	2023
Projected benefit obligation ("PBO") funded status
Fair value of plan assets	$1,466	$1,650
Benefit obligations	(1,388)	(1,588)
Funded status of plans	$78	$62

	December 31,
	2024	2023
Change in benefit obligation
Beginning balance	$1,588	$1,262
Service cost	5	4
Interest cost	60	62
Plan participants' contributions	1	1
Actuarial (gain) loss	(132)	284
Benefits paid	(98)	(89)
Settlements	(5)	(4)
Other	1	—
Currency impact	(32)	68
Ending balance	$1,388	$1,588

Change in plan assets
Beginning balance	$1,650	$1,617
Employer contributions	6	4
Plan participants' contributions	1	1
Benefits paid	(98)	(89)
Actual (loss) return on assets	(58)	40
Settlements	(5)	(4)
Other	2	—
Currency impact	(32)	81
Ending balance	$1,466	$1,650
Supplemental consolidated balance sheets information related to pension is as follows:

	December 31,
	2024	2023
Pension and post-retirement assets	$120	$111
Other accrued liabilities	—	(1)
Other noncurrent liabilities	(42)	(48)
Net amount recognized	$78	$62
Information for pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2024	2023
PBO	$56	$64
Accumulated benefit obligation	46	53
Fair value of plan assets	14	15
Information for pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2024	2023
PBO	$56	$69
Accumulated benefit obligation	46	58
Fair value of plan assets	14	20
The components of the net periodic pension cost (benefit) for the defined benefit pension plans are as follows:

	December 31,
	2024	2023
Service cost	$5	$4
Interest cost	60	62
Expected return on plan assets	(62)	(79)
Amortization of net loss	22	4
Cost of Settlement	—	1
Net periodic pension cost (benefit)	$25	$(8)
Major assumptions used in determining the benefit obligation and net periodic benefit cost for pension plans are presented in the following table as weighted averages:

	Year Ended December 31,
	2024		2023
	Benefit Obligation	Net Periodic Benefit Cost	Benefit Obligation	Net Periodic Benefit Cost
Discount rates:
PBO	4.9%	4.0%	4.0%	4.9%
Interest cost	—%	3.9%	—%	5.0%
Service cost	—%	3.9%	—%	4.6%
Salary scale	3.0%	3.1%	3.1%	3.0%
Expected return on plan assets	—%	3.9%	—%	4.9%
Except for the U.K. pension plans, the discount rate assumptions are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six years to nineteen years. A discount rate is estimated for, and is based on, the durations of the underlying plans. For the U.K. pension plans, the discount rate is set using the U.K. gilt yield curve.
The expected long-term rate of return used for the Company’s pension plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the pension obligations, including discount rate, vary by country based on specific local requirements and information.
Non-U.S. pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for 13 defined benefit plans in 7 countries; however, there is variation in asset allocation policy from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary. The Company has no significant concentration of risk in the assets of its pension plans, other than the insurance contract assets, which are held with a single insurance company and subject to the insurance company’s ability to meet its payment obligations under the contracts.
The allocation of the pension plan assets are presented in the following table as weighted averages:

	Year Ended December 31,
	2024		2023
	Target Asset Allocation Percentage	Percentage of Plan Assets	Target Asset Allocation Percentage	Percentage of Plan Assets
Equity securities	4.1%	4.1%	3.8%	3.7%
Debt securities	4.6%	4.7%	4.4%	4.5%
Real estate	0.6%	0.6%	0.6%	0.6%
Other [1]	90.7%	90.6%	91.2%	91.2%
Total	100.0%	100.0%	100.0%	100.0%
(1)Other includes insurance contracts.
The fair values of the pension plan assets by asset category are as follows:

Asset Category	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Not Subject to Leveling (1)	Total
Equities:
Global equity funds	$—	$75	$—	$—	$75
Insurance contracts	—	—	1,203	—	1,203
Fixed income securities:
Governments	—	99	—	—	99
Corporate bonds	—	3	—	—	3
Global fixed income at net asset value	—	57	—	—	57
Real Estate (2)	—	1	—	—	1
Other (3)	—	7	—	7	14
Cash & cash equivalents (4)	13	—	—	1	14
Subtotal	$13	$242	$1,203	$8	$1,466
Other assets & liabilities (5)					—
Total at December 31, 2024					$1,466

Asset Category	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Not Subject to Leveling [1]	Total
Equities:
Global equity funds	$—	$79	$—	$—	$79
Insurance contracts	—	—	1,383	—	1,383
Fixed income securities:
Governments	—	93	—	—	93
Corporate bonds	—	4	—	—	4
Global fixed income at net asset value	—	63	—	—	63
Real Estate (2)	—	1	—	—	1
Other (3)	—	—	—	8	8
Cash & cash equivalents (4)	19	—	—	—	19
Subtotal	$19	$240	$1,383	$8	$1,650
Other assets & liabilities (5)					—
Total at December 31, 2023					$1,650
(1)In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension assets.
(2)Represents investments in real estate, including commingled funds and directly held properties.
(3)Represents various contracts and global risk balanced commingled funds consisting mainly of equity, bonds, and some commodities.
(4)Represents short-term commercial paper, bonds, and other cash or cash-like investments.
(5)Represents trust receivables and payables that are not leveled.
The insurance contracts were initially valued by taking the initial purchase price for the buy-in contract and using this to assess an assumed pricing basis. This pricing basis is then adjusted over time to reflect broad changes in insurers’ pricing methodologies under different prevailing market conditions, using third party actuarial guidance as to typical insurer pricing based on similar transactions.
The table below presents a reconciliation of the fair value of the Company’s pension assets that use significant unobservable inputs (Level 3):

December 31, 2022	$—
Purchase of insurance contracts	1,422
Return on assets	(27)
Payments from insurance policy	(12)
December 31, 2023	1,383
Return on assets	(94)
Payments from insurance policy	(86)
December 31, 2024	$1,203

The plans review assets at least quarterly to ensure they are within the targeted asset allocation ranges and, if necessary, asset balances are adjusted back within target allocations. The plans generally employ a broadly diversified investment manager structure that includes diversification by active and passive management, style, capitalization, country, sector, industry, and number of investment managers.
Quoted market prices are used to value investments when available. Investments in securities traded on exchanges, including listed futures and options, are valued at the last reported sale prices on the last business day of the year or, if not available, the last reported bid prices. Fixed income securities are primarily measured using a market approach pricing methodology, where observable prices are obtained by market transactions involving identical or comparable securities of issuers with similar credit ratings.
Over-the-counter securities and government obligations are valued at the bid prices or the average of the bid and ask prices on the last business day of the year from published sources or, if not available, from other sources considered reliable, generally broker quotes. Temporary cash investments are stated at cost, which approximates fair value.
The Company made total contributions of approximately $6 to the global defined benefit pension plans in 2024. Contributions do not reflect benefits to be paid directly from corporate assets. The Company estimates contributions to be made to its pension plans will approximate $5 in 2025.
Benefit payments, including amounts to be paid from the plans and corporate assets, and reflecting expected future service, as appropriate, are expected to be paid as follows: $95 in 2025, $95 in 2026, $99 in 2027, $102 in 2028, $99 in 2029, and $494 from 2030 through 2034.